LONG-TERM BANK LOAN (Details)	12 Months Ended
Sep. 30, 2025 USD ($)
LONG-TERM BANK LOAN
Long-term bank loan	$ 421,408
China Construction Bank
LONG-TERM BANK LOAN
Annual Interest Rate	3.40%
Maturity date	Nov. 13, 2027
Long-term bank loan	$ 421,408